Income Tax Expense (Details) - Schedule of income tax expense - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of income tax expense [Abstract]
Current tax expense	¥ 142,238,819	¥ 182,459,389	¥ 401,913,951
Deferred tax (benefit)/expense	(94,389,779)	3,908,847	(105,085,476)
Total income tax expense	¥ 47,849,040	¥ 186,368,236	¥ 296,828,475